Expense Example {- Franklin Growth Allocation Fund} - Franklin Fund Allocator Series FAS-26 - Franklin Growth Allocation Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 640
3 years	831
5 years	1,038
10 years	1,634
Class C
Expense Example:
1 year	271
3 years	531
5 years	914
10 years	1,990
Class R
Expense Example:
1 year	121
3 years	376
5 years	651
10 years	1,435
Class R6
Expense Example:
1 year	57
3 years	189
5 years	334
10 years	753
Advisor Class
Expense Example:
1 year	70
3 years	219
5 years	381
10 years	$ 851